Loss per Share	12 Months Ended
Dec. 31, 2023
Loss Per Share [Abstract]
LOSS PER SHARE

NOTE 10. LOSS PER SHARE

	Consolidated
	December 31, 2023		December 31, 2022		December 31, 2021
Loss after income tax attributable to shareholders	US$	(16,733,789)	US$	(9,968,493)	US$	(4,726,284)
Number of ordinary shares*		3,410,434		2,052,359		932,826
Weighted average number of ordinary shares on issue*		2,223,960		1,573,059		1,599,769
Basic and diluted loss per share*	US$	(4.91)	US$	(4.86)	US$	(5.07)

* Adjusted for post-share consolidation of 10 shares for 1 share on October 16, 2023